LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Year ended December 31,
	2020	2019

Operating lease cost	$3,914	$3,421
Short-term lease cost	1,580	994
Total lease cost	$5,494	$4,415

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$3,962	$2,901

Right-of-use assets obtained in exchange for new operating lease liabilities	$4,941	$541

Weighted-average remaining lease term - operating leases	4.5 years	4.1 years

Weighted-average discount rate - operating leases	4.8%	5.0%

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to operating leases was as follows:

	Year ended December 31,
	2020	2019
Operating lease ROU assets	$12,938	$10,367

Other current liabilities	$3,531	$2,725
Operating lease liabilities	9,333	7,562
Total operating lease liabilities	$12,864	$10,287

Schedule of Future Minimum Lease Payment
Future undiscounted lease payments for operation leases with initial terms of more than one year as of December 31, 2020 are as follows:

Year ending December 31,
2021	4,048
2022	3,122
2023	2,747
2024	2,194
2025	906
Thereafter	1,400
Total future minimum lease payments	14,417
Less: imputed interest	1,553
Total	$12,864